Contingencies, Commitments and Guarantees - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Commitment And Contingencies [Abstract]
Income tax liability including interest				$ 250
Claim settlement amount	$ 15
Operating lease payments		$ 244	$ 279
Total of future minimum sublease payments to be received under non-cancellable subleases		105
Sublease payments received		$ 26	$ 7